Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Total		¥ 179,745	¥ 221,000	¥ 219,126
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(4,846)	(9,937)	(11,450)
Realized gain on investments in equity securities held for operating purposes		28,385	1,355	1,731
Equity in earnings of affiliates	[1]	47,744	36,790	(16,410)
Corporate items	[2]	(12,590)	(91,073)	4,956
Other	[3],[4],[5],[6]	14,692	78,618	(7,343)
Total		¥ 73,385	¥ 15,753	¥ (28,516)

[1]	Includes an impairment loss of ¥47,661 million recognized in respect of Nomura’s investment in Nomura Real Estate holdings, Inc. during the year ended March 31, 2021. Based on the period and extent to which the share price of the investee (and therefore its estimated fair value) was below the carrying value of the investment, Nomura determined the impairment was other-than-temporary and an impairment loss was recognized through earnings. The loss was reported within Non-interest expenses—Other in the consolidated statements of income.
[2]	Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.
[3]	Includes the impact of Nomura’s own creditworthiness.
[4]	Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.
[5]	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.
[6]	Loss before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.